Operating profit - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ (11.0)	£ (11.0)	£ 4.0
Major restructuring costs	382.0	321.0	424.0
Reporting accountant work performed in connection with consumer healthcare demerger
Disclosure of Operating Profit [line items]
Auditor's remuneration for other services	0.0	4.4	2.4
Liquidation or disposal of interest in associates
Disclosure of Operating Profit [line items]
Gain loss on disposal of interest in associates	0.0	0.0
Liquidation or disposal of overseas subsidiary
Disclosure of Operating Profit [line items]
Net foreign exchange gains (losses)	£ 34.0	£ (2.0)	£ 35.0